PROVISIONS AND CONTINGENCIES - CONTINGENCY NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Tax authorities | Atento Brasil S.A. [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 2,393,000	$ 3,468,000
Tax authorities | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	38,198,000	$ 36,508,000
Tax authorities | Interfile Servicos de BPO Ltda [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 490,000
Labour related disputes | Atento Brasil S.A. [member]
Disclosure of contingent liabilities [line items]
Number of claims	9,208	9,408
Claim amount	$ 38,823,000	$ 26,763,000
Labour related disputes | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	33,598,000	$ 62,514,000
Labour related disputes | Atento Teleservicios Espana S.A.U. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	950,000
Labour related disputes | Atento Mexico S.A. de CV [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	12,997,000
Legal proceedings contingent liability [member] | R Brasil Solucoes S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	34,000
Legal proceedings contingent liability [member] | Interfile Servicos de BPO Ltda [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 112,000
Labor massive [member] | Atento Brasil S.A. [member]
Disclosure of contingent liabilities [line items]
Number of claims	9,054
Labor massive [member] | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 18,916,000
Outliers and others [member] | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	1,553,000
Special Labor cases related [member] | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 13,128,000